REGULATORY MATTERS Additional Information (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 31, 2016	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Regulatory Matters
Required Refund Period for Excess Amounts Collected	30 days
Transmission rate, applicable period		1 year	1 year
Revenue true-up amount reflected in customer bill, period of recognition		2 years	2 years
Current regulatory assets		$ 17	$ 18	$ 53
Regulatory liabilities			802	378
MISO Formula Rate Template Modifications Filing
Regulatory Matters
Regulatory liabilities				2
ITCTransmission | Regional Cost Allocation Refund [Member]
Regulatory Matters
Current regulatory assets			$ 0	$ 29